Other Long-Term Assets	12 Months Ended
Dec. 31, 2017
Other Long-Term Assets
Other Long-Term Assets

13. Other Long-Term Assets

	As of December 31,
	2016	2017
	RMB	RMB
Deposit for land use rights (Note a)	458,447	—
Prepayment for investments (Note b)	895	240,000
Long term trade receivables (Note c)	—	63,872
Others	51,479	62,888

Total	510,821	366,760

Note a:

During the year ended December 31, 2016, the Group paid certain deposits in relation to the purchase of land use rights located in Chongqing City, Xinjiang Autonomous Region, Liaoning Province, Hengyang City, Tianjin City, Shanxi Province and Guangzhou City. During the year ended December 31, 2017, the deposits were transferred to the land use rights as the lands are ready for use.

Note b:

The amount as of December 31, 2017 represented deposit paid to an escrow account for formation of an insurance company with other independent parties. The Group will hold approximately 16% of the equity interest of the investee and will be able to appoint a director to the board. Up to the date of these financial statements, the establishment process is not yet completed. There is no purchase commitment for the Group in accordance with the equity owners' agreement.

Note c:

The Company provides consumer financing to certain customers as part of the Group's internet financing business with instalment payment up to 18 months. The Group recorded the consumer financing receivables with a repayment term of over twelve months in the amounts of nil and RMB63,872 for the years ended December 31, 2016 and 2017, respectively.